UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended April 30, 2001

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here: |_|
Dickstein Partners Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
660 Madison Avenue, 16th Floor        New York       New York              10021
--------------------------------------------------------------------------------
Business Address      (Street)          (City)       (State)               (Zip)
--------------------------------------------------------------------------------
Leigh Waxman, (212) 754-4000, Vice President
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements  or  omissions  of facts  constitute Federal
Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------
         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 15th day of May, 2001.

                                                  DICKSTEIN PARTNERS INC.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                /s/ Leigh Waxman
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit this Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order.) 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1. Dickstein & Co., L.P.        28-4218            6.
-----------------------------   ----------------   --------------  -------------
2. Dickstein Partners, L.P.     28-4098            7.
-----------------------------   ----------------   --------------  -------------
3. Mark Dickstein               28-4210            8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------

                                    FORM 13F
                                                                                                         --------------------------
                                                                                                                   (SEC USE ONLY)
   Page   1 of   2                     Name of Reporting Manager Dickstein Partners Inc.
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Item 8:
                                                                Item 5:        Item 6:                              Voting
    Item 1:               Item 2:    Item 3:       Item 4:     Shares or  Investment Discretion          Item 7:   (Shares)(b)Shared
  Name of Issuer         Title of    CUSIP       Fair Market   Principal           b) Shared-   (c)     Managers   Authority
                          Class      Number        Value       Amount     (a)Sole  As Defined  Shared- See Instr.V (a) Sole  (c)None
-----------------------------------------------------------------------------------------------------------------------------------
AT & T Corp               Call       001957-90-9     2,172,600.00   102,000 (c)       X                    1,2,3        X
                                                       543,150.00    25,500 (c)       X                    3            X
------------------------------------------------------------------------------------------------------------------------------------
AT & T Corp               Call       001957-90-6        76,720.00     4,000 (c)       X                    1,2,3        X
                                                        19,180.00     1,000 (c)       X                    3            X
------------------------------------------------------------------------------------------------------------------------------------
Amazon Com Inc            Put        023135-95-6       204,600.00    20,000 (p)       X                    1,2,3        X
                                                        51,150.00     5,000 (p)       X                    3            X
------------------------------------------------------------------------------------------------------------------------------------
American Express Co       Call       025816-90-9       413,000.00    10,000 (c)       X                    1,2,3        X
                                                       103,250.00     2,500 (c)       X                    3            X
------------------------------------------------------------------------------------------------------------------------------------
Block H & R Inc           Call       093671-90-5     1,001,200.00    20,000 (c)       X                    1,2,3        X
                                                       250,300.00     5,000 (c)       X                    3            X
------------------------------------------------------------------------------------------------------------------------------------
Cisco Sys Inc             Call       17275R-90-2       316,260.00    20,000 (c)       X                    1,2,3        X
                                                        79,065.00     5,000 (c)       X                    3            X
------------------------------------------------------------------------------------------------------------------------------------
Cisco Sys Inc             Put        17275R-95-2       948,780.00    60,000 (p)       X                    1,2,3        X
                                                       237,195.00    15,000 (p)       X                    3            X
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc             Call       172967-90-1     1,349,400.00    30,000 (c)       X                    1,2,3        X
                                                       337,350.00     7,500 (c)       X                    3            X
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First
Boston USA                Com CSFB
                              DIRECT 22541L-10-3       463,840.00   104,000           X                    1,2,3        X
                                                       115,960.00    26,000           X                    3            X
------------------------------------------------------------------------------------------------------------------------------------
Donna Karan Intl Inc      Com        257826-10-7       221,859.00    24,900           X                    1,2,3        X
                                                        55,242.00     6,200           X                    3            X
------------------------------------------------------------------------------------------------------------------------------------
Echostar Communications
New                        Put        278762-95-9      830,640.00    30,000 (p)       X                    1,2,3        X
                                                       207,660.00     7,500 (p)       X                    3            X
------------------------------------------------------------------------------------------------------------------------------------
General Mtrs Corp         Call       370442-90-2     1,950,000.00   100,000 (c)       X                    1,2,3        X
                                                       487,500.00    25,000 (c)       X                    3            X
------------------------------------------------------------------------------------------------------------------------------------
Gillette Co               Call       375766-90-2     1,558,500.00    50,000 (c)       X                    1,2,3        X
                                                       389,625.00    12,500 (c)       X                    3            X
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson         Call       478160-90-4     1,574,460.00    18,000 (c)       X                    1,2,3        X
                                                       393,615.00     4,500 (c)       X                    3            X
------------------------------------------------------------------------------------------------------------------------------------
K mart Corp               Put        482584-95-9     1,692,000.00   180,000 (p)       X                    1,2,3        X
                                                       423,000.00    45,000 (p)       X                    3            X
------------------------------------------------------------------------------------------------------------------------------------
Litton Inds Inc           Com        538021-10-6    16,080,000.00   200,000           X                    1,2,3        X
                                                     4,020,000.00    50,000           X                    3            X
------------------------------------------------------------------------------------------------------------------------------------
Merck & Co Inc            Call       589331-90-7     4,857,600.00    64,000 (c)       X                    1,2,3        X
                                                     1,214,400.00    16,000 (c)       X                    3            X
------------------------------------------------------------------------------------------------------------------------------------
Penney J C Inc            Put        708160-95-6       319,800.00    20,000 (p)       X                    1,2,3        X
                                                        79,950.00     5,000 (p)       X                    3            X
------------------------------------------------------------------------------------------------------------------------------------
Price Communications
Corp                      Call       741437-90-5       688,400.00    40,000 (c)       X                    1,2,3        X
                                                       172,100.00    10,000 (c)       X                    3            X
------------------------------------------------------------------------------------------------------------------------------------
Radiologix Inc            Com        75040K-10-9       517,750.00   109,000           X                    1,2,3        X
                                                       130,625.00    27,500           X                    3            X
------------------------------------------------------------------------------------------------------------------------------------
Siliconix Inc             Com New    827079-20-3     1,694,000.00    56,000           X                    1,2,3        X
                                                       423,500.00    14,000           X                    3            X
------------------------------------------------------------------------------------------------------------------------------------
Column Totals                                       48,665,226.00

   Page   2 of   2                     Name of Reporting Manager Dickstein Partners Inc.
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Item 8:
                                                                Item 5:        Item 6:                              Voting
    Item 1:               Item 2:    Item 3:       Item 4:     Shares or  Investment Discretion          Item 7:   (Shares)(b)Shared
  Name of Issuer         Title of    CUSIP       Fair Market   Principal           b) Shared-   (c)     Managers   Authority
                          Class      Number        Value       Amount     (a)Sole  As Defined  Shared- See Instr.V (a) Sole  (c)None
-----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Sirius Satellite
Radio Inc                 Call       82966U-90-3       199,008.00    16,000 (c)       X                    1,2,3        X
                                                        49,752.00     4,000 (c)       X                    3            X
------------------------------------------------------------------------------------------------------------------------------------
Southern Co               Com        842587-10-7     2,807,200.00    80,000           X                    1,2,3        X
                                                       701,800.00    20,000           X                    3            X
------------------------------------------------------------------------------------------------------------------------------------
US Airways Group Inc      Call       911905-90-7     1,205,300.00    34,000 (c)       X                    1,2,3        X
                                                       301,325.00     8,500 (c)       X                    3            X
------------------------------------------------------------------------------------------------------------------------------------
UnitedGlobalCom           Cl A       913247-50-8       522,500.00    40,000           X                    1,2,3        X
                                                       130,625.00    10,000           X                    3            X
------------------------------------------------------------------------------------------------------------------------------------
Veritas Software Co       Com        923436-10-9       357,481.44     7,731           X                    1,2,3        X
------------------------------------------------------------------------------------------------------------------------------------
Voicestream Wireless
Corp                      Com        928615-10-3     4,836,251.88    52,390           X                    1,2,3        X
                                                     1,209,016.81    13,097           X                    3            X
------------------------------------------------------------------------------------------------------------------------------------
Willamette Inds Inc       Com        969133-10-7     2,755,200.00    60,000           X                    1,2,3        X
                                                       688,800.00    15,000           X                    3            X
------------------------------------------------------------------------------------------------------------------------------------
Willamette Inds Inc       Call       969133-90-7       734,720.00    16,000 (c)       X                    1,2,3        X
                                                       183,680.00     4,000 (c)       X                    3            X
------------------------------------------------------------------------------------------------------------------------------------
Winstar Communications
Inc                       Com        975515-10-7       255,000.00   120,000           X                    1,2,3        X
                                                        63,750.00    30,000           X                    3            X
------------------------------------------------------------------------------------------------------------------------------------
Worldcom Inc GA New       Com        98157D-10-6       372,500.00    20,000           X                    1,2,3        X
                                                        93,125.00     5,000           X                    3            X
------------------------------------------------------------------------------------------------------------------------------------
Worldcom Inc GA New       Put        98157D-95-6       372,500.00    20,000 (p)       X                    1,2,3        X
                                                        93,125.00     5,000 (p)       X                    3            X
------------------------------------------------------------------------------------------------------------------------------------
XO Communications Inc     Cl A       983764-10-1        69,687.50    10,000           X                    1,2,3        X
                                                        17,421.88     2,500           X                    3            X
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Column Totals                                       18,019,769.50
-----------------------------------------------------------------------------------------------------------------------------------
Aggregate Totals                                    66,684,995.50
-----------------------------------------------------------------------------------------------------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended April 30, 2001.


--------------------------------------------------------------------------------
(Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here: |_|
Dickstein & Co., L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
660 Madison Avenue, 16th Floor New York, New York 10021
--------------------------------------------------------------------------------
Business Address (Street) (City) (State) (Zip)
--------------------------------------------------------------------------------
Leigh Waxman, (212) 754-4000, Vice President of Dickstein Partners Inc., the general partner of the general partner of Dickstein & Co., L.P.
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements  or  omissions  of facts  constitute Federal
Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 15th day of May, 2001.

                                                  DICKSTEIN & CO., L.P.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                /s/ Leigh Waxman
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit this Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order.) 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1.                                                 6.
-----------------------------   ----------------   --------------  -------------
2.                                                 7.
-----------------------------   ----------------   --------------  -------------
3.                                                 8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------

Pursuant to General Instruction B to Form 13F, the securities over which Dickstein & Co., L.P. exercises investment discretion are reported on its behalf on the Form 13F, of even date, filed by Dickstein Partners Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended April 30, 2001.

--------------------------------------------------------------------------------
(Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here: |_|
Dickstein Partners, L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
660 Madison Avenue, 16th Floor New York, New York 10021
--------------------------------------------------------------------------------
Business Address (Street) (City) (State) (Zip)
--------------------------------------------------------------------------------
Leigh Waxman, (212) 754-4000, VP of Dickstein Partners Inc., the general partner of Dickstein Partners, L.P.
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements  or  omissions  of facts  constitute Federal
Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 15th day of May, 2001.

                                                DICKSTEIN PARTNERS, L.P.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                /s/ Leigh Waxman
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit this Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order.) 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1.                                                 6.
-----------------------------   ----------------   --------------  -------------
2.                                                 7.
-----------------------------   ----------------   --------------  -------------
3.                                                 8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------

Pursuant to General Instruction B to Form 13F, the securities over which Dickstein Partners, L.P. exercises investment discretion are reported on its behalf on the Form 13F, of even date, filed by Dickstein Partners Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended April 30, 2001.


--------------------------------------------------------------------------------
(Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here: |_|
Mark Dickstein
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
660 Madison Avenue, 16th Floor New York, New York 10021
--------------------------------------------------------------------------------
Business Address (Street) (City) (State) (Zip)
--------------------------------------------------------------------------------
Mark Dickstein, (212) 754-4000,
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements  or  omissions  of facts  constitute Federal
Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 15th day of May, 2001.

                                                MARK DICKSTEIN
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                /s/ Mark Dickstein
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit this Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order.) 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1.                                                 6.
-----------------------------   ----------------   --------------  -------------
2.                                                 7.
-----------------------------   ----------------   --------------  -------------
3.                                                 8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------

Pursuant to General Instruction B to Form 13F, the securities over which Mark Dickstein exercises investment discretion are reported on his behalf on the Form 13F, of even date, filed by Dickstein Partners Inc.